Net Income (Loss) Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net income (loss)	$ 15,202	$ (71,133)	$ (49,805)	$ 8,172	$ 17,440	$ 14,716	$ 17,484	$ 12,904	$ (97,564)	$ 62,544	$ 28,279
Preferred distribution to redeemable convertible preferred units									(40,689)	(11,058)	(9,066)
Non-cash adjustments to redemption amount of the redeemable convertible preferred unis									47,537	(163,425)	(63,311)
Net loss attributable to common stockholders									$ (90,716)	$ (111,939)	$ (44,098)
Denominator
Basic weighted-average common shares (in shares)									82,908,772	37,631,052	37,631,052
Basic net income (loss) per share attributable to common stockholders (in dollars per share)									$ (1.09)	$ (2.97)	$ (1.17)